Statements of Cash Flows - Statutory Basis - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash from operations:
Premiums and other considerations	$ 653.9	$ 635.1	$ 593.9
Net investment income	66.0	54.2	47.6
Other income	55.4	56.7	56.7
Policyholder benefits	(222.1)	(201.4)	(119.5)
Net transfer (to) from Separate Accounts	(14.5)	(26.6)	(19.9)
Commissions, expenses, other deductions	(363.3)	(384.5)	(376.6)
Federal income taxes (paid) recovered	0.8	0.8	0.0
Net cash from (used in) operations	176.2	134.3	182.2
Proceeds from investments sold, matured or repaid:
Fixed maturities	114.6	65.0	284.8
Common Stocks	0.0	1.8	0.0
Derivatives and other miscellaneous proceeds	38.8	88.6	44.9
Total investment proceeds	153.4	155.4	329.7
Cost of investments acquired:
Fixed maturities	(519.8)	(350.1)	(339.1)
Common stocks	0.0	0.0	(2.0)
Change in policy loans	(23.4)	21.6	(53.0)
Derivatives and other miscellaneous payments	(3.9)	(2.0)	(9.7)
Total investments acquired	(547.1)	(330.5)	(403.8)
Net cash provided by (used in) investing activities	(393.7)	(175.1)	(74.1)
Cash from (used in) financing activities and miscellaneous sources:
Capital and paid in surplus	285.0	70.0	0.0
Amounts withheld or retained by company as agent	(11.4)	3.1	(81.9)
Other cash provided (applied)	(3.1)	7.0	(15.1)
Net cash from (used in) financing activities and miscellaneous sources	270.5	80.1	(97.0)
Net change in cash, cash equivalents, and short-term investments	53.0	39.3	11.1
Cash, cash equivalents and short-term investments, beginning of year	88.1	48.8	37.7
Cash, cash equivalents and short-term investments, end of year	$ 141.1	$ 88.1	$ 48.8